INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

16.    INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2019	2020
	RMB	RMB
Trademark	4,653,340	1,581,860
Computer software	53,975,740	63,945,339
Less: accumulated amortization	(22,234,024)	(29,689,551)
Intangible assets, net	36,395,056	35,837,648

Amortization expense was RMB4,212,569,RMB6,822,339 and RMB10,176,591 for the years ended December 31, 2018, 2019 and 2020, respectively.